Warrant Derivative Liabilities (Details 2) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance as of March 31, 2019	$ 3,104	$ 3,694	$ 3,694
Issuances of warrants - derivative liabilities	2,683
Warrants exchanged for common stock	4,420
Change in fair value of warrant derivative liabilities	(2,392)	$ 2,623	3,160	$ 9,316
Ending balance as of December 31, 2019	$ 3,759		$ 3,104	$ 3,694